Consolidated statement of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Loss for the year	$ (373,688)	$ (155,575)	$ (112,275)
Items that may be subsequently reclassified to the consolidated statement of operations (net of tax)
Exchange differences on translation of foreign operations	(7,333)	(24,142)	33,504
Gains/ (losses) on cash flow hedges	(3,384)	436
Items that will not be subsequently reclassified to the consolidated statement of operations (net of tax)
Impairment loss on investments	(100)
Remeasurement loss on severance plan	(58)
Other comprehensive income/(loss) for the year, net of tax	(10,875)	(23,706)	33,504
Total comprehensive (loss)/income for the year, net of tax	(384,563)	(179,281)	(78,771)
Attributable to:
Equity holders of the parent	(396,172)	(179,281)	(78,771)
Non-controlling interests	11,609
Total comprehensive (loss)/income for the year, net of tax	$ (384,563)	$ (179,281)	$ (78,771)